Directors and Staff Costs - Summary of Staff Costs, Including Directors' Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Wages and salaries	£ 14,760	£ 10,837	£ 6,656
Social security costs	1,434	1,491	827
Other pension costs	429	319	201
Share-based payments charge	10,252	8,632	4,395
Total aggregate remuneration	£ 26,875	£ 21,279	£ 12,079